SUPPLEMENT DATED MAY 1, 2023

TO VARIABLE ANNUITY PROSPECTUSES, AS SUPPLEMENTED

AMERICAN GENERAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT I

GALLERY VA

PARADIGM VA

PROFILE FLEXIBLE PREMIUM

PROFILE SINGLE PREMIUM

TRILOGY VA

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SEPARATE ACCOUNT USL A

GALLERY VA

PARADIGM VA

PROFILE FLEXIBLE PREMIUM

PROFILE SINGLE PREMIUM

TRILOGY VA

This supplement describes certain change to an investment option available under your contract.

Effective on or about May 1, 2023, the AB Growth and Income Portfolio is renamed the AB Relative Value Portfolio. Accordingly, corresponding changes are hereby made to the prospectus.

Please keep this supplement with your prospectus